INVESTMENTS (SCHEDULE OF INVESTMENTS WITH UNREALIZED LOSSES CLASSIFIED BY CONTRACTUAL MATURITY DATE) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Amortized cost
Due in one year or less	$ 7.8
Due after one year through five years	170.7
Due after five years through ten years	508.4
Due after ten years	758.2
Subtotal	1,445.1
Structured securities	502.8
Total	1,947.9
Estimated fair value
Due in one year or less	7.8
Due after one year through five years	165.3
Due after five years through ten years	474.4
Due after ten years	709.4
Subtotal	1,356.9
Structured securities	494.2
Total	$ 1,851.1